AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.7%
Information Technology - 23.4%
Communications Equipment - 2.2%
Arista Networks, Inc. (a)	633,899	$197,960,319

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp.-Class A	433,045	43,113,960
Cognex Corp.	724,572	36,540,166
IPG Photonics Corp. (a)	235,026	41,066,093

		120,720,219

IT Services - 7.7%
PayPal Holdings, Inc. (a)	2,104,383	237,311,271
Visa, Inc.-Class A	2,645,441	434,989,864

		672,301,135

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV ADR (b)	162,520	33,937,426
Texas Instruments, Inc.	281,110	33,123,191
Xilinx, Inc.	1,390,190	167,017,427

		234,078,044

Software - 7.6%
Adobe, Inc. (a)	401,320	116,081,810
ANSYS, Inc. (a)	19,780	3,872,924
Microsoft Corp.	3,799,273	496,185,054
Paycom Software, Inc. (a)	169,584	34,345,847
salesforce.com, Inc. (a)	93,873	15,521,901

		666,007,536

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	811,232	162,789,925

		2,053,857,178

Health Care - 21.0%
Biotechnology - 5.1%
Biogen, Inc. (a)	432,245	99,087,844
Regeneron Pharmaceuticals, Inc. (a)	483,182	165,799,071
Vertex Pharmaceuticals, Inc. (a)	1,062,851	179,600,562

		444,487,477

Health Care Equipment & Supplies - 6.6%
Edwards Lifesciences Corp. (a)	1,143,420	201,321,959
Intuitive Surgical, Inc. (a)	460,122	234,952,097
Stryker Corp.	741,194	140,018,959

		576,293,015

Health Care Providers & Services - 4.8%
UnitedHealth Group, Inc.	1,817,068	423,504,039

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	121,212	16,953,923

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	79,280	$24,735,360
Mettler-Toledo International, Inc. (a)	84,770	63,175,690

		87,911,050

Pharmaceuticals - 3.3%
Zoetis, Inc.	2,867,498	292,025,996

		1,841,175,500

Consumer Discretionary - 14.4%
Internet & Direct Marketing Retail - 3.4%
Booking Holdings, Inc. (a)	162,450	301,343,125

Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	298,784	33,248,683

Specialty Retail - 7.7%
Burlington Stores, Inc. (a)	453,769	76,646,122
Home Depot, Inc. (The)	1,476,154	300,692,570
TJX Cos., Inc. (The)	2,511,574	137,835,181
Ulta Salon Cosmetics & Fragrance, Inc. (a)	465,450	162,432,741

		677,606,614

Textiles, Apparel & Luxury Goods - 2.9%
NIKE, Inc.-Class B	2,880,984	253,036,825

		1,265,235,247

Communication Services - 13.5%
Entertainment - 1.5%
Electronic Arts, Inc. (a)	1,380,428	130,657,510

Interactive Media & Services - 12.0%
Alphabet, Inc.-Class C (a)	551,758	655,753,348
Facebook, Inc.-Class A (a)	2,077,595	401,806,873

		1,057,560,221

		1,188,217,731

Consumer Staples - 7.4%
Beverages - 4.6%
Constellation Brands, Inc.-Class A	455,260	96,364,884
Monster Beverage Corp. (a)	5,183,127	308,914,369

		405,279,253

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	1,004,420	246,615,243

		651,894,496

Industrials - 7.1%
Building Products - 2.5%
Allegion PLC	1,356,991	134,654,217
AO Smith Corp.	1,040,651	54,707,023
Lennox International, Inc.	120,048	32,587,029

		221,948,269

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.7%
Copart, Inc. (a)	2,184,931	$147,089,555

Electrical Equipment - 0.7%
AMETEK, Inc.	706,710	62,310,621

Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	313,933	112,921,700

Machinery - 0.5%
IDEX Corp.	274,590	43,017,269

Trading Companies & Distributors - 0.4%
Fastenal Co.	466,152	32,887,024

		620,174,438

Materials - 2.1%
Chemicals - 2.1%
Sherwin-Williams Co. (The)	408,494	185,795,326

Financials - 0.8%
Capital Markets - 0.8%
MarketAxess Holdings, Inc.	121,428	33,797,055
S&P Global, Inc.	151,780	33,491,775

		67,288,830

Total Common Stocks (cost $5,722,149,998)		7,873,638,746

SHORT-TERM INVESTMENTS - 11.0%
Investment Companies - 11.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(d)(e) (cost $960,138,814)	960,138,814	960,138,814

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $6,682,288,812)		8,833,777,560

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.37% (c)(d)(e) (cost $17,492,250)	17,492,250	17,492,250

Total Investments - 100.9% (cost $6,699,781,062) (f)		8,851,269,810
Other assets less liabilities - (0.9)%		(76,818,499)

Net Assets - 100.0%		$8,774,451,311

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,202,346,095 and gross unrealized depreciation of investments was $(50,857,347), resulting in net unrealized appreciation of $2,151,488,748.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Large Cap Growth Fund, Inc.

April 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$7,873,638,746		$	– 0	–	$	– 0	–	$7,873,638,746
Short-Term Investments	960,138,814			– 0	–		– 0	–	960,138,814
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,492,250			– 0	–		– 0	–	17,492,250

Total Investments in Securities	8,851,269,810			– 0	–		– 0	–	8,851,269,810
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$8,851,269,810		$	– 0	–	$	– 0	–	$8,851,269,810

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2019 is as follows:

Fund	Market Value 7/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$768,719		$1,593,817	$1,402,397	$960,139	$11,432
Government Money Market Portfolio*	– 0	–	58,005	40,513	17,492	6

Total	$768,719		$1,651,822	$1,442,910	$977,631	$11,438

*	Investments of cash collateral for securities lending transactions